Other current operating assets and liabilities	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets
3.6 Other current operating assets and liabilities

(CHF in millions)	6/30/2024	12/31/2023

Prepaid expenses	29.4	20.8
Indirect taxes (VAT/GST) receivables	36.3	26.6
Other current assets	29.8	13.7
Other current operating assets	95.5	61.2

(CHF in millions)	6/30/2024	12/31/2023

Accrued expenses	163.4	81.2
Accrued personnel expenses	10.4	20.0
Indirect taxes (VAT/GST) payables	30.6	24.0
Social security payables	17.5	6.7
Other payables	17.1	16.5
Other current operating liabilities	10.7	8.0
Other current operating liabilities	249.9	156.4
Accrued expenses mainly comprise accruals for outstanding vendor invoices related to marketing, freight, customs, selling and distribution. Accrued expenses increased by CHF 82.2 million as of June 30, 2024 compared to December 31, 2023, primarily due to the timing of certain customs and selling and distribution related expenses, and due to investments in brand building initiatives in the second quarter. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans.
Other current operating liabilities
3.6 Other current operating assets and liabilities

(CHF in millions)	6/30/2024	12/31/2023

Prepaid expenses	29.4	20.8
Indirect taxes (VAT/GST) receivables	36.3	26.6
Other current assets	29.8	13.7
Other current operating assets	95.5	61.2

(CHF in millions)	6/30/2024	12/31/2023

Accrued expenses	163.4	81.2
Accrued personnel expenses	10.4	20.0
Indirect taxes (VAT/GST) payables	30.6	24.0
Social security payables	17.5	6.7
Other payables	17.1	16.5
Other current operating liabilities	10.7	8.0
Other current operating liabilities	249.9	156.4
Accrued expenses mainly comprise accruals for outstanding vendor invoices related to marketing, freight, customs, selling and distribution. Accrued expenses increased by CHF 82.2 million as of June 30, 2024 compared to December 31, 2023, primarily due to the timing of certain customs and selling and distribution related expenses, and due to investments in brand building initiatives in the second quarter. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans.